SHAREHOLDERS’ NOTES PAYABLE (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Debt Instrument, Face Amount			$ 74,000
Debt Instrument, Interest Rate, Stated Percentage			8.00%
Debt Instrument, Maturity Date			Dec. 31, 2022
[custom:DebtInstrumentExtendedMaturityDate]			Dec. 31, 2024
Proceeds from Warrant Exercises		$ 25,000
Notes Payable		49,000
Interest Expense, Debt	3,840	5,140
Interest Payable, Current	$ 11,599	$ 7,759